Federated Hermes Global Small Cap Fund
Portfolio of Investments
August 31, 2020 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.8%
		Australia—1.5%
9,938		Evolution Mining Ltd.	$40,584
		Austria—0.5%
423		Schoeller-Bleckmann Oilfield Equipment AG	12,611
		Canada—2.9%
1,951		CAE, Inc.	30,932
343		Cargojet, Inc.	46,808
		TOTAL	77,740
		Finland—2.1%
1,162	[1]	Huhtamaki Oyj	56,183
		France—0.5%
107	[1]	Silicon-On-Insulator Technologies (SOITEC)	14,263
		Germany—1.9%
1,529		Jungheinrich AG	49,054
		Ireland—1.1%
2,493		Glanbia PLC	28,693
		Italy—3.5%
3,973	[1]	Cerved Information Solutions SpA	33,906
1,664	[1]	Marr SpA	25,521
3,796	[1]	Technogym SpA	34,154
		TOTAL	93,581
		Japan—14.3%
1,664		Hitachi Credit Corp.	40,408
865		Horiba Ltd.	47,293
17		Hulic Reit, Inc.	22,138
2,075		NIFCO, Inc.	53,144
1,665		Open House Co. Ltd.	58,885
901		Sumisho Computer Systems Corp.	48,811
1,009		TS Tech Co. Ltd.	29,517
1,030		Yaoko Co. Ltd.	80,474
		TOTAL	380,670
		Netherlands—4.5%
1,256		Aalberts Industries NV	47,384
685		IMCD Group NV	73,099
		TOTAL	120,483
		Spain—1.2%
3,663		Merlin Properties SOCIMI SA	33,016
		Sweden—3.7%
1,503	[1]	Thule Group AB/The	47,449
2,848	[1]	Trelleborg AB, Class B	49,647
		TOTAL	97,096
		Switzerland—1.6%
167		Burckhardt Compression Holdings AG	41,975
		United Kingdom—7.8%
4,503		Beazley Group PLC	25,895
36,863	[1]	Breedon Group PLC	39,717
6,661		Central Asia Metals PLC	15,680

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		United Kingdom—continued
14,547		Cineworld Group PLC	$12,266
7,860		CLS Holdings PLC	20,615
677		Dechra Pharmaceutical PLC	28,507
12,256		Harworth Group PLC	16,629
5,986		Paragon Group Companies PLC	28,402
6,253		SSP Group PLC	20,512
		TOTAL	208,223
		United States—51.7%
955	[1]	AMN Healthcare Services, Inc.	51,417
437		Aptargroup, Inc.	51,736
87	[1]	Bio-Rad Laboratories, Inc., Class A	44,247
1,268		Brooks Automation, Inc.	65,467
1,145		Brown & Brown	53,128
1,023		Brunswick Corp.	63,313
213	[1]	CACI International, Inc., Class A	49,882
520	[1]	Clean Harbors, Inc.	31,772
440		Columbia Sportswear Co.	37,651
819		Community Bank System, Inc.	49,279
36,114	[1]	Diversified Gas & Oil PLC	53,140
437		Eagle Materials, Inc.	35,734
275		Henry Jack & Associates, Inc.	45,491
647	[1]	Kirby Corp.	27,459
448	[1]	Livanova PLC	21,011
1,129		MDU Resources Group, Inc.	26,667
1,093		National Instruments Corp.	39,228
1,569		Parsley Energy, Inc.	16,867
544		Power Integrations, Inc.	30,448
391		Reinsurance Group of America	35,847
2,591		Retail Opportunity Investments Corp.	28,838
836		RPM International, Inc.	70,868
970	[1]	ServiceMaster Global Holdings, Inc.	38,703
628	[1]	Silicon Laboratories, Inc.	64,313
365		STERIS PLC	58,269
1,200		TCF Financial Corp.	32,256
277		WD 40 Co.	56,613
246		West Pharmaceutical Services, Inc.	69,854
305	[1]	WEX, Inc.	48,712
1,034		Wiley (John) & Sons, Inc., Class A	32,726
1,023		Wintrust Financial Corp.	44,521
		TOTAL	1,375,457
		TOTAL INVESTMENT IN SECURITIES—98.8% (IDENTIFIED COST $2,629,840)	2,629,629
		OTHER ASSETS AND LIABILITIES - NET—1.2%[2]	30,834
		TOTAL NET ASSETS—100%	$2,660,463
1
Non-income-producing security.
2
Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2020.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Trustees (the “Trustees”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”) is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corporation (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.

The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of August 31, 2020, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$1,322,317	$—	$—	$1,322,317
International	77,740	1,229,572	—	1,307,312
TOTAL SECURITIES	$1,400,057	$1,229,572	$—	$2,629,629
The following acronym is used throughout this portfolio:
REIT	—Real Estate Investment Trust